Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
Short-term Bank Credit and Loans	SHORT-TERM BANK CREDIT AND LOANS

	Interest %	December 31,
		2018	2017
Short-term loans	Libor+0.9%	$208,606	$122,118
Short-term bank credit	Prime -0.5%	215	11,632
		$208,821	$133,750